Other Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Other Accrued Liabilities
(21)	OTHER ACCRUED LIABILITIES

	Successor
	Year Ended December 31,
	2014	2013
Compensation and other employee-related costs	$153.0	$168.0
Current portion of long-term employee benefit plans	12.4	13.3
Restructuring	48.5	98.4
Discounts, rebates, and warranties	68.6	65.0
Income taxes payable	20.8	25.1
Derivative liabilities	1.5	1.2
Other	100.0	101.7

Total	$404.8	$472.7